Income Taxes - Summary of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate (Detail) (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Benefit for income taxes rate	21.00%	21.00%